Reverse Merger (Details) - Schedule of estimates and valuations of management - USD ($)	9 Months Ended
	Sep. 30, 2021	Jun. 15, 2021
Schedule of estimates and valuations of management [Abstract]
Common stock	$ 5,561,975
Convertible debt	944,000
Derivative liabilities	6,929,000	$ 7,520,076
Loans payable	2,377,400
Loans payable, related parties	2,447,252
Lease liabilities	$ 106,615
Fair value of stock options (in Dollars per share)	$ 204,715
Fair value of warrants	$ 362,687
Fair value of Series A Preferred	1,024,000
Fair value of Series D Preferred	1,271,000
Total provisional purchase price	21,228,644
Allocation of purchase consideration
Working capital	781,470
Other assets	12,893
Contract assets	426,647
Provisional goodwill	13,562,296
Customer lists	4,720,863
Tradenames	1,724,475
Total provisional enterprise value	$ 21,228,644